Revenue - Schedule of Revenue Recognized in Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Revenue from the rendering of services (recognized over time)	€ 169	€ 1,312
Sale of clinical supply (recognized at a point in time)		246
"Right-to-use" licenses (recognized at a point in time)	577	667
Total revenue	746	2,225
Revenue by geographical location
Total revenue	746	2,225
VISEN Pharmaceuticals [Member]
Disclosure of operating segments [line items]
Total revenue	637	2,225
Revenue by geographical location
Total revenue	637	2,225
Other collaboration partners [Member]
Disclosure of operating segments [line items]
Total revenue	109
Revenue by geographical location
Total revenue	109
North America [member]
Disclosure of operating segments [line items]
Total revenue	686	667
Revenue by geographical location
Total revenue	686	667
China [member]
Disclosure of operating segments [line items]
Total revenue	60	1,558
Revenue by geographical location
Total revenue	€ 60	€ 1,558